Reinsurance and Indemnification - Michigan Catastrophic Claims Association (Details) - USD ($)	6 Months Ended	12 Months Ended	24 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2019	Dec. 31, 2017
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net		$ 9,565,000,000			$ 8,921,000,000
Assets		112,249,000,000			112,422,000,000
Retained income	$ 2,920,000,000	44,033,000,000			41,579,000,000
Retained Earnings Accumulated Deficit Increase (Decrease)	(47,240,000,000)
Michigan Catastrophic Claim Association
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net		$ 5,400,000,000			$ 5,260,000,000
Reinsurance increase, percentage		6.00%
Program funding, per vehicle annual assessment		$ 192
Assets	$ 20,540,000,000
Scenario, Forecast | Michigan Catastrophic Claim Association
Reinsurance Retention Policy [Line Items]
Retention level per claim			$ 580,000	$ 555,000
Term of catastrophe reinsurance agreement contract			2 years	2 years